General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and administrative expenses
Rent	$ 616,968	$ 320,927	$ 376,746
Office expenses	1,331,356	1,192,785	728,974
Legal and professional	2,073,022	1,393,004	1,151,069
Consulting fees	1,323,803	1,512,126	919,418
Investor relations	316,145	249,322	474,375
Salaries	3,164,023	1,433,196	586,160
General and administrative expenses	$ 8,825,317	$ 6,101,360	$ 4,236,742